Acquisitions Of Multifamily Apartment Communities And Undeveloped Land (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended					0 Months Ended	9 Months Ended		0 Months Ended		3 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended		0 Months Ended	2 Months Ended	0 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 24, 2013 Fountains At New Bern Station, LLC [Member]	Sep. 24, 2013 Fountains Southend [Member]	Mar. 04, 2013 Vintage At Madison Crossing [Member] item	Sep. 30, 2013 Vintage At Madison Crossing [Member]	Sep. 30, 2013 BSP/Sunnyside, LLC [Member]	Sep. 30, 2013 Fountains Southend [Member]	Sep. 24, 2013 Fountains Southend [Member] item	Sep. 30, 2013 Fountains Southend [Member]	Sep. 30, 2013 Fountains Southend [Member]	Aug. 26, 2013 Talison Row [Member] item	Sep. 30, 2013 Talison Row [Member]	Sep. 30, 2013 Talison Row [Member]	Sep. 30, 2013 Vintage At Madison Crossing, Woodfield St. James, Woodfield Creekstone, Talison Row, And Fountains At South End [Member]	May 16, 2013 Woodfield St. James [Member] item	Jun. 30, 2013 Woodfield St. James [Member]	May 17, 2013 Woodfield Creekstone [Member] item	Jun. 30, 2013 Woodfield Creekstone [Member]	Aug. 26, 2013 Talison Row [Member]
Business Acquisition [Line Items]
Equity interest aquired						100.00%
Percentage of voting stock owned in subsidiary	96.00%		96.00%				100.00%
Number of units on property								178				208			274				244		256
Payments to acquire real estate properties			$ 160,500,000					$ 15,300,000	$ 15,250,000			$ 34,000,000		$ 34,000,000	$ 48,100,000		$ 48,050,000		$ 27,400,000		$ 35,800,000
Fair Value of Net Assets Acquired	167,400,000		167,400,000						15,250,000		40,900,000	40,900,000	40,900,000	40,900,000		48,050,000	48,050,000
Cash										147,679
Indebtedness	253,755,806		253,755,806		133,245,422			11,400,000				30,000,000			33,600,000				19,000,000		23,300,000		33,600,000
Payments to Acquire Businesses, Gross			62,178,000					3,800,000				4,000,000			14,500,000						12,500,000
Business Acquisition, Transaction Costs																		900,000
Rental revenue	7,168,343	3,266,221	17,864,619	9,550,813					1,000,000		100,000					400,000				1,100,000		1,100,000
Net Income (Loss)	1,880,911	(1,736,484)	(5,278,527)	(6,580,876)					(800,000)		100,000					(500,000)				400,000		600,000
Gain on bargain purchase	$ 6,900,000		$ 6,900,000										$ 6,900,000	$ 6,900,000